Investment Strategy - FT Vest Laddered U.S. Equity Uncapped Accelerator ETF	Apr. 07, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure with potential for accelerated returns through a laddered portfolio of four FT Vest U.S .Equity Uncapped Accelerator ETFs (the “Underlying ETFs”). Under normal conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in investments that provide exposure to equity securities issued by U.S. companies. The term “accelerated returns” refers to the potential to achieve a rate of return that exceeds the positive price return of the State Street® SPDR® S&P 500® ETF Trust (“SPY”), as discussed further below. The term "laddered portfolio" refers to the Fund's investment in multiple Underlying ETFs that have target outcome period expiration dates which occur on a rolling, or periodic, basis. See below for a discussion of "target outcome periods" and their meaning within the strategies of the Underlying ETFs. The rolling or “laddered” nature of the Fund’s investments in the Underlying ETFs diversifies the timing of the Fund’s exposure by allocating investments across multiple target outcome periods, instead of acquiring or disposing of a single Underlying ETF at one time. This approach is intended to mitigate the risk that unfavorable investment timing or reference asset pricing prevents the Fund from benefiting from the accelerated returns of any one Underlying ETF. The Fund's laddered approach is intended to give the Fund the opportunity to continue to benefit from increases in the value of SPY at any given time. The Fund invests in the Underlying ETFs in a laddered manner. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The Upside Rate of Return is only provided by the Underlying ETFs and the Fund could have limited upside potential. The Underlying ETFs will not participate in gains of SPY unless SPY appreciates above the Target Upside Deductible at the end of the applicable Target Outcome Period, and any such gains are subject to the applicable Upside Rate of Return. The Fund’s returns may be limited by the Upside Rates of Return of the Underlying ETFs and the Fund itself does not provide any Upside Rate of Return.In order to understand the Fund’s strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See “Additional Information on the Fund's Investment Objective and Strategies” for a discussion of the principal investment strategies of the Underlying ETFs.Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of SPY if SPY experiences at least 2.0% of positive returns over a defined one year period. The Fund is designed to provide investors with the ability to participate in the potential accelerated returns that the Underlying ETFs may provide. However, because the Fund's laddered approach means it may acquire and dispose of Underlying ETF shares at various points within their Target Outcome Periods rather than holding them through the entire period, the Fund may not realize the full Upside Rate of Return that would only be achieved if the Target Upside Deductible is exceeded at the end of a Target Outcome Period. It is anticipated that the Fund will benefit from some level of accelerated return, but the amount will depend on various factors including Underlying ETF performance and the Fund's trading activity. The Fund will not engage in any principal transactions with the Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”) and sub-advised by Vest Financial LLC (“Vest” or the “Sub-Advisor”). PDR Services, LLC (“PDR”) serves as SPY’s sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. See "State Street® SPDR® S&P 500® ETF Trust" below for more information.The Underlying ETFs invest substantially all of their assets in FLexible EXchange® Options (“FLEX Options”) that utilize SPY as the reference asset. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. Each Underlying ETF uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index (in this case, SPY). The pre-determined outcomes sought by the Underlying ETFs, which include one-to-one participation in losses of SPY and a target rate of return that is greater than the price return increase of SPY (the "Upside Rate of Return"), are based on the price return of SPY over an approximate one-year period beginning on the third Friday in the month for which each Underlying ETF is named and ending on the third Friday of the same month in the following year (each, a “Target Outcome Period”). Each Underlying ETF will only participate in the full Upside Rate of Return if SPY appreciates at the end of a target outcome period at a level above 102% of the price of SPY on the first day of a target outcome period (the “Target Upside Deductible”). If SPY appreciates at the end of the Target Outcome Period, but at a level below the Target Upside Deductible, the Underlying ETF will not participate in any of the gains experienced by the price return of SPY. The Underlying ETF will only experience gains if SPY's price return increases above the Target Upside Deductible at the end of the Target Outcome Period. Each Underlying ETF establishes a new Upside Rate of Return annually at the beginning of each Target Outcome Period. The Fund is designed to provide investors with the ability to participate in potential accelerated returns, but the Fund may not realize the specific Upside Rate of Return described for the Underlying ETFs. Instead, the Fund may benefit from varying levels of accelerated return depending on market conditions and timing. See “Upside Rate of Return” below under “Additional Information on the Fund’s Investment Objective and Strategies.”Each Underlying ETF’s strategy has been specifically designed to produce the outcomes (before fees and expenses) based upon SPY’s price returns over the duration of a Target Outcome Period. At the end of each Target Outcome Period, an Underlying ETF’s FLEX Options are generally allowed to expire or sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. This means that each of the Underlying ETFs will undergo a “reset” of its Upside Rate of Return annually. Each Underlying ETF will undergo such reset in a different quarter of the calendar year. The rolling or “laddered” nature of the investments in the Underlying ETFs creates diversification of investment time period and market level (meaning the price of SPY at any given time) compared to the risk of acquiring or disposing of any one Underlying ETF at any one time. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Fund to achieve gains for the remainder of the Target Outcome Period.When an investor purchases shares of a single Underlying ETF, his or her potential outcomes are dependent upon the Underlying ETF’s Target Upside Deductible being exceeded and are limited by the Underlying ETF’s stated Upside Rate of Return over a defined time period (depending on when the shares were purchased). The Fund's ability to benefit from accelerated returns depends on the Underlying ETFs' performance. If an Underlying ETF does not appreciate above the Target Upside Deductible at the end of its Target Outcome Period, the Fund will not receive the full intended Upside Rate of Return from that Underlying ETF. Because the Fund may dispose of Underlying ETF shares prior to the end of a Target Outcome Period, the Fund's returns may differ from the specific outcomes the Underlying ETFs seek to provide for investors holding through complete Target Outcome Periods. The level of accelerated return realized by the Fund will vary based on the performance of the Underlying ETFs and the timing of the Fund's transactions. Because the Underlying ETFs only participate in accelerated returns after SPY’s price return exceeds the Target Upside Deductible, the Fund will forgo returns of SPY below the Target Upside Deductible. As a result, the price return of SPY may need to materially exceed the Target Upside Deductible before the Fund recoups these forgone returns. The point at which the Underlying ETF’s positive accelerated returns may exceed SPY’s price returns is referred to as the “Hypothetical Payoff Point.” Therefore, the rate of return that an investor receives may be less than the price return of SPY even if the Target Upside Deductible is exceeded at the end of the Target Outcome Period, unless SPY’s returns exceed the Hypothetical Payoff Point. See the table set forth in the section entitled “Upside Rate of Return” for more information. Alternatively, the Fund’s laddered approach provides a diversified exposure to all of the Underlying ETFs in a single investment. By owning a laddered portfolio of Underlying ETFs, the Fund has the opportunity to continue to benefit from increases in the value of SPY as each of the Underlying ETFs will reset its Upside Rate of Return annually based on the price of SPY at the time of the reset. In other words, the continual and periodic refreshing of the Underlying ETF Upside Rates of Return at current SPY prices is intended to give the Fund the opportunity to continue to benefit from increases in the value of SPY. Annually, each of the Underlying ETFs will undergo a reset of its Upside Rate of Return, meaning that investors may have the ability to benefit from any appreciation in SPY for future periods up to the respective Upside Rates of Return of the Underlying ETFs but only if the Target Upside Deductible is achieved at the end of the Target Outcome Period. A laddered portfolio can diversify timing risk, similar to how laddered bond portfolios seek to manage timing risks for fixed-income investors.The Fund intends to generally rebalance its portfolio to equal weight among the Underlying ETFs quarterly. The Fund also will acquire and dispose of Underlying ETFs in connection with the creation and redemption of Creation Units between quarterly rebalances. When the Fund acquires and disposes of shares of the Underlying ETFs in between quarterly rebalances in connection with the creation and redemption of Creation Units, it will acquire such shares pro rata based on the then current weightings of the Underlying ETFs in the Fund’s portfolio. The Fund does not seek to optimize investment returns by allocating to Underlying ETFs with the greatest upside potential. This approach is consistent with the Fund’s laddered strategy, which is designed to diversify the timing of the Fund’s exposure by allocating investments across multiple Target Outcome Periods. As a result, when the Fund acquires or disposes of Underlying ETF shares in connection with creation and redemption activity, the Fund will not take into account the time remaining until the end of the Target Outcome Period for any Underlying ETF or the value of each Underlying ETF relative to the Target Upside Deductible. This approach may result in the Fund acquiring shares of Underlying ETFs that have limited remaining value relative to the Target Upside Deductible for the current Target Outcome Period, or disposing of shares of Underlying ETFs that have significant remaining value relative to the Target Upside Deductible. Consequently, the Fund’s returns may differ from the returns an investor could achieve by selecting specific Underlying ETFs based on their individual investment characteristics at any given time. In between such rebalances, market movements in the prices of the Underlying ETFs may result in the Fund having temporary larger exposures to certain Underlying ETFs compared to others. Under such circumstances, the Fund’s returns would be more greatly influenced by the returns of the Underlying ETFs with the larger exposures. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. See Significant Exposure Risk below.The Fund’s portfolio consists of four Underlying ETFs: FT Vest U.S. Equity Uncapped Accelerator ETF – January (UXJA), FT Vest U.S. Equity Uncapped Accelerator ETF – April (UXAP), FT Vest U.S. Equity Uncapped Accelerator ETF – July (UXJL), and FT Vest U.S. Equity Uncapped Accelerator ETF – October (UXOC). The current list of Underlying ETFs in the Fund's portfolio can also be found at http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=BFXU.The Fund's website will provide, on a daily basis, the proportion of the Fund's assets invested in each Underlying ETF at any given time. Each Underlying ETF’s website provides important information (including Target Outcome Period start and end dates, the Upside Rate of Return and the value of the Underlying ETF relative to the Target Upside Deductible at the start of the Underlying ETF's Target Outcome Period and on any particular day relative to the end of the Target Outcome Period).Although this website information may be useful in understanding the investment strategies of the Underlying ETFs, it is of limited use in providing an investor of the Fund with all of the risks and potential outcomes associated with an investment by the Fund in the Underlying ETFs. For example, it does not provide a direct example of your potential investment return in the Fund because of the Fund’s laddered exposure to the Underlying ETFs in which each one of the Underlying ETFs will reset its Upside Rate of Return annually based on prevailing market conditions. Further, the Fund typically will not acquire Underlying ETF shares on the first day of a Target Outcome Period. Because the Underlying ETF shares held by the Fund will have a different value relative to the Target Upside Deductible than at the start of the Target Outcome Period, the Fund’s investment returns are likely to differ from those the Underlying ETFs seek to provide. Given the Fund’s investment in multiple Underlying ETFs with staggered Target Outcome Periods, each with its own Upside Rate of Return and position relative to the Target Upside Deductible, it may be difficult for an investor to predict the potential outcomes associated with an investment in the Underlying ETFs at any given time.The Fund’s investment strategy may include active and frequent trading. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the underlying referenced index of the Underlying ETFs invests more than 25% of its assets in an industry or group of industries.As of February 27, 2026, SPY had significant investments in information technology companies, although this may change from time to time.
Strategy Portfolio Concentration [Text]	As of February 27, 2026, SPY had significant investments in information technology companies, although this may change from time to time.